Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical segment information
Revenue	$ 75,526,609	$ 73,915,432	$ 70,680,227
Assets	299,107,531	293,742,081
Additions to Property, Plant and Equipment	17,315,387	23,267,847	20,131,738
Mexico
Geographical segment information
Revenue	73,845,741	72,076,755	68,638,166
Additions to Property, Plant and Equipment	17,102,445	22,859,403	19,707,436
Other countries
Geographical segment information
Revenue	1,680,868	1,838,677	2,042,061
Additions to Property, Plant and Equipment	212,942	408,444	424,302
Operating segment
Geographical segment information
Revenue	75,526,609	73,915,432	70,680,227
Assets	162,661,613	246,925,110	227,316,463
Additions to Property, Plant and Equipment	17,315,387	23,267,847	20,131,738
Operating segment | Mexico
Geographical segment information
Assets	149,520,957	230,559,883	215,395,954
Operating segment | Other countries
Geographical segment information
Assets	$ 13,140,656	$ 16,365,227	$ 11,920,509